EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS

Note 6—EQUITY METHOD INVESTMENTS

The following investments were accounted for under the equity method:

December 31, 2015	Interest held	Investment, at cost, less impairment	share of undistributed profits	Total
		RMB	RMB	RMB	US$
Equity method
Beijing Baoma Diary Technology Ltd.	45%	900	(167)	733	113
Beijing Hechuang Technology Ltd.	45%	900	(240)	660	102
		1,800	(407)	1,393	215